Property, Plant and Equipment (Details 3) - Projects [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Cost	R$ 3,058,187
Property, Plant and Equipment, Depreciation	(544,389)
Property, Plant and Equipment, Impairment	(688,956)
Property, Plant and Equipment, Value in use	1,824,842
H P P Colider [Member]
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Cost	2,580,309
Property, Plant and Equipment, Depreciation	(386,847)
Property, Plant and Equipment, Impairment	(498,906)
Property, Plant and Equipment, Value in use	1,694,556
Consorcio Tapajos [Member]
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Cost	14,879
Property, Plant and Equipment, Depreciation
Property, Plant and Equipment, Impairment	(14,879)
Property, Plant and Equipment, Value in use
Power Plants In Parana [Member]
IfrsStatementLineItems [Line Items]
Property, Plant and Equipment, Cost	462,999
Property, Plant and Equipment, Depreciation	(157,542)
Property, Plant and Equipment, Impairment	(175,171)
Property, Plant and Equipment, Value in use	R$ 130,286